PREPAID LAND LEASES - Annual Amortization Of Prepaid Land Leases (Details) $ in Thousands	Jun. 30, 2022 USD ($)
PREPAID LAND LEASES
2023	$ 349
2024	349
2025	349
2026	349
2027	$ 349